Stock Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Equity-Based Compensation Expense
The following table reflects stock based compensation expense recorded for each type of stock based compensation award for the period indicated:

Year ended
December 31, 2017
(In thousands)
Restricted stock	$385
Restricted stock units	723
Service stock awards	136
Total	$1,245

Schedule of Restricted Stock Activity
The following table sets forth the restricted stock transactions for the year ended December 31, 2017:

	Shares of Restricted Stock	Weighted-Average Grant Date Fair Value
Outstanding at January 1, 2017	—	—
Awards granted	105,666	$7.95
Forfeited	—	—
Vested	—	—
Total Restricted Stock December 31, 2017	105,666	$7.95

Schedule of Restricted Stock Unit Activity
The following table sets forth the restricted stock unit transactions for the year ended December 31, 2017:

	Restricted Stock Units	Weighted-Average Grant Date Fair Value
Outstanding at January 1, 2017	—	—
Awards granted	713,939	$9.88
Forfeited	—	—
Vested	—	—
Outstanding at December 31, 2017	713,939	$9.88

Schedule of Future Stock Based Compensation Expense
The following table reflects the future stock based compensation expense to be recorded for the awards that were outstanding at December 31, 2017:

	Restricted Stock	Restricted Stock Units
	(In thousands)
2018	$455	$3,225
2019	—	2,347
2020	—	758
Total	$455	$6,330

Schedule of Nonvested Share Activity
The following table sets forth stock-settled time-based restricted stock unit transactions for the six months ended June 30, 2018:

	Restricted Stock Units	Weighted-Average Grant Date Fair Value
Nonvested - December 31, 2017	713,939	$9.88
Granted	509,366	6.61
Vested	(237,970)	9.88
Forfeited	(20,886)	8.30
Nonvested - June 30, 2018	964,449	$8.18
The following table sets forth market based performance share unit transactions for the six months ended June 30, 2018:

	Performance Restricted Stock Units	Weighted-Average Grant Date Fair Value
Nonvested - December 31, 2017	—	$—
Granted	432,973	8.99
Vested	—	—
Forfeited	(5,021)	8.99
Nonvested - June 30, 2018	427,952	$8.99
The following table sets forth cash-settled restricted stock unit transactions for the six months ended June 30, 2018:

	Cash-Settled Restricted Stock Units	Weighted-Average Grant Date Fair Value
Nonvested - December 31, 2017	—	$—
Granted	98,743	6.62
Vested	—	—
Forfeited	(5,021)	6.60
Nonvested - June 30, 2018	93,722	$6.62
The following table sets forth the restricted stock transactions for the six months ended June 30, 2018:

	Restricted Stock	Weighted-Average Grant Date Fair Value
Outstanding - December 31, 2017	105,666	$7.95
Granted	114,360	7.25
Vested	—	—
Forfeited	—	—
Outstanding - June 30, 2018	220,026	$7.59

Schedule of Assumptions Used to Value the Market Based Performance Awards	The following assumptions were used to value the market based performance awards:

Expected volatility	89.5%
Risk-free interest rate	2.4%
Dividend yield	—%
Expected life (years)	2.77